Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
25.	Leases
See Note 3 for the Company’s accounting policy related to leases.
The Company has operating leases for office space and customer centers. As of December 31, 2019, the Company’s weighted-average discount rate and weighted-average remaining lease term were approximately 9% and 12 years, respectively. Some leases include options to extend the leases for up to 5 years which were considered probable as of year-end.
The Company had no finance leases as of December 31, 2019. As of December 31, 2019, the Company has not entered into leases that have not yet commenced.
Operating lease costs were $6, 748 for the year ended December 31, 2019. Under the lease accounting guidance in effect for the years ended December 31, 2018 and 2017, rent expense was $4,354 and $4,413, which includes operating lease costs as well as expense for non-lease
components such as common area maintenance.
Supplemental cash flow information related to leases were as follows:

For the year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	6,748
As of December 31, 2019, the operating lease liabilities will mature over the following periods:

As of December 31, 2019
2020	6,736
2021	6,335
2022	6,127
2023	5,953
2024	5,948
Thereafter	26,148

Total remaining lease payments	57,247
Less imputed interest	(16,280)

Total operating lease liabilities:	40,967

Current operating lease liability	6,498

Non-current operating lease liability	34,469

At December 31, 2018, minimum lease payments for operating leases having an initial term in excess of one year under the previous lease standard (“ASC 840”) were as follows:

As of December 31, 2018
2019	5,341
2020	5,137
2021	4,542
2022	4,252
2023	4,169
Thereafter	21,763

Total remaining lease payments	45,204